                                                                         [LOGO]
                                              Fortis Benefits Insurance Company
                                                                    May 1, 1999

PROFILE OF THE FORTIS EMPOWER COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CONTRACTS. THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD CONSIDER AND KNOW BEFORE PURCHASING THE CONTRACT. THIS ANNUITY IS MORE FULLY DESCRIBED IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

 1.  THE ANNUITY CONTRACT

     Fortis EmPower Variable Annuity is a contract between you and Fortis Benefits Insurance Company. It is designed to help you accumulate assets for your retirement and other long term financial goals on a tax deferred basis.

     Fortis EmPower offers you a diverse selection of money managers and investment options. You may divide your money among the 18 investment portfolios of the Fortis Series Fund and ten fixed account options of Fortis Benefits.

     The investment portfolios offer professionally managed investment options with goals ranging from capital preservation to aggressive growth. Your choices are found on the next page. These portfolios are designed to provide you with better potential return than the fixed accounts. Your investment, however, is not guaranteed. The value of your Fortis EmPower contract can fluctuate up or down based on your choices and you may experience a loss. Fortis EmPower does provide you with a death benefit that protects your beneficiaries from such loss.

     The fixed accounts provide guaranteed interest rates set by Fortis Benefits for periods from one to ten years. When you invest in these guarantee periods, and leave the money in the contract until the end of the period, your investment and the interest rates are guaranteed. If you make any transfers or withdrawals of your investment before the end of the selected period, your contract value may increase or decrease depending on interest rate changes.

     Like most annuities, this contract has two phases: the accumulation phase and the income phase. During the accumulation phase, you invest money in your contract. Your contract value is based on your investment choices. You may withdraw money from your contract. However, as with most other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. You may also be subject to an IRS tax penalty if you make withdrawals before age 59 1/2.

     During the income phase, you can elect to receive regular payments from your contract. Depending on your choice, these payments can be fixed in dollar amount or can vary with investment performance. The amount of these income payments also are determined by the amount you are able to accumulate during the accumulation phase of your contract.

 2.  ANNUITY INCOME OPTIONS
     (THE INCOME PHASE)

     You may select one of four annuity income options:

         (1) monthly payments during your lifetime;
         (2) monthly payments during your lifetime, but with payments continuing to your beneficiary for a period from 10 to 20 years (as you select) if you die before the end of the selected period;
         (3) monthly payments during your lifetime and the lifetime of another person you select; and
         (4) monthly payments during your lifetime and the lifetime of another person, with the payments reduced by 1/2 when one of you dies.

     At the start of the income phase, you can choose to have the payments come from the fixed account, the investment portfolios, or both. The dollar amount of your payments coming from the fixed account will be fixed. The payments from the investment portfolios you select will go up or down depending on their performance. Once payments begin, you cannot change your annuity option.


 3.  PURCHASING A FORTIS EMPOWER
     VARIABLE ANNUITY CONTRACT

     You can buy this contract through your registered representative who can help you complete the proper forms. The minimum initial investment is $25,000 for non-qualified and $10,000 for qualified investments. You can make additional contributions of at least $1,000 at any time during the accumulation period. The minimum investment may be smaller for certain employer sponsored plans.

4.   INVESTMENT OPTIONS

     You can invest your money in any of the following investment portfolios which are described in the fund prospectus:

     INTERNATIONAL STOCK
                    Lazard - International Stock
                    Fortis - Global Growth
                    Morgan Stanley - Global Asset
                                     Allocation

     DOMESTIC STOCK
     SMALL CAP      Fortis - Aggressive Growth
                    Berger - Small Cap Value

     MID CAP        Fortis - Growth Stock
                    Dreyfus - Mid Cap Stock

     LARGE CAP      Alliance - Large Cap Growth
                    T. Rowe Price - Blue Chip Stock
                    Dreyfus - S & P 500 Index
                    Fortis - Growth & Income
                    Fortis - Value
                    Fortis - Asset Allocation

     INTERNATIONAL BONDS
                    Mercury - Global Bond

     DOMESTIC BONDS
                    Fortis - High Yield
                    Fortis - Diversified Income
                    Fortis - U.S. Government Securities

     CASH           Fortis - Money Market

     You may also choose to invest in the guaranteed fixed accounts. You can choose among guarantee periods ranging from one to ten years, each with its own interest rate. Once set, the rate will not change during the selected period. These accounts (except for the one year period) have a feature known as a market value adjustment (MVA). This means that if you transfer, withdraw or begin an income phase from one of these accounts before the end of the selected period, your contract value will be adjusted up or down depending on current interest rates.

 5.  EXPENSES

     Each year we deduct a $30 contract maintenance fee from your contract value. This fee is waived if your contract value is at least $100,000. We also deduct insurance charges equal to 1.25% annually of the average daily value of your contract in the investment portfolios. As with other professionally managed investments, there are also investment charges on money in the investment portfolios, estimated to range from 0.35% to 1.25%.

     There is no withdrawal charge if you decide to withdraw your money or cancel the contract.

     In a limited number of states, you may also be assessed a state premium tax charge of up to 4%, depending upon the state. In these states, this tax will be deducted when you cancel the contract, begin the income phase, or if a death benefit is paid. In many states, there is no tax at all.

     The following chart is designed to help you understand the expenses in your contract. The column labeled "Total Annual Expenses" shows the total of the $30 contract maintenance fee (included as 0.05%), the 1.25% insurance charge and the investment management expenses for each portfolio. The right side of the chart shows you two examples of the expenses, in dollars, you could pay under the contract. The examples illustrate the average cost per $1,000 invested, earning 5% annually and withdrawals: (1) at the end of one year, and (2) at the end of ten years. The premium tax is assumed to be 0% for both examples. Please see the Fee Table in the prospectus for more complete examples.


----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO
                                                                                                                 EXAMPLES
                                        MORTALITY       ANNUAL     TOTAL ANNUAL    TOTAL ANNUAL     TOTAL       TOTAL ANNUAL
                                      EXPENSES, AND    CONTRACT     INSURANCE       INVESTMENT      ANNUAL   EXPENSES AT END OF
                                      ADMINISTRATION    CHARGE*      EXPENSES        EXPENSES      EXPENSES   1 YEAR 10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK

Lazard Freres - International Stock      1.25%           0.05%        1.30%           0.94%         2.24%        $22      $254
Fortis - Global Growth                   1.25%           0.05%        1.30%           0.75%         2.05%        $21      $234
Morgan Stanley - Global Asset
    Allocation                           1.25%           0.05%        1.30%           1.01%         2.31%        $23      $261
----------------------------------------------------------------------------------------------------------------------------------

DOMESTIC STOCK

SMALL CAP
Fortis - Aggressive Growth               1.25%           0.05%        1.30%           0.72%         2.02%        $20      $231
Berger - Small Cap Value                 1.25%           0.05%        1.30%           1.24%         2.54%        $25      $284

MID CAP
Fortis - Growth Stock                    1.25%           0.05%        1.30%           0.65%         1.95%        $20      $224
Dreyfus - Mid Cap Stock                  1.25%           0.05%        1.30%           1.25%         2.55%        $26      $285

LARGE CAP
Alliance - Large Cap Growth              1.25%           0.05%        1.30%           1.25%         2.55%        $26      $285
T. Rowe Price - Blue Chip Stock          1.25%           0.05%        1.30%           0.94%         2.24%        $22      $254
Dreyfus - S&P500 Index                   1.25%           0.05%        1.30%           0.46%         1.76%        $18      $204
Fortis - Growth & Income                 1.25%           0.05%        1.30%           0.67%         1.97%        $20      $226
Fortis - Value                           1.25%           0.05%        1.30%           0.76%         2.06%        $21      $236
Fortis - Asset Allocation                1.25%           0.05%        1.30%           0.51%         1.81%        $18      $209
----------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL BONDS

Mercury - Global Bond                    1.25%           0.05%        1.30%           0.88%         2.18%        $22      $248
----------------------------------------------------------------------------------------------------------------------------------

DOMESTIC BONDS

Fortis - High Yield                      1.25%           0.05%        1.30%           0.56%         1.86%        $19      $215
Fortis - Diversified Income              1.25%           0.05%        1.30%           0.52%         1.82%        $18      $209
Fortis - U.S. Government Securities      1.25%           0.05%        1.30%           0.51%         1.81%        $18      $209
----------------------------------------------------------------------------------------------------------------------------------

CASH
Fortis - Money Market                    1.25%           0.05%        1.30%           0.35%         1.65%        $17      $192
----------------------------------------------------------------------------------------------------------------------------------

* The annual contract charge is waived for contract values greater than or equal to $100,000. This number is for illustrative purposes and reflects the average charge based on assets under management and total fees collected.


6.   TAXES

     Your earnings are not taxed until you withdraw them from the contract. If you take money out during the accumulation phase, earnings come out first and are taxable ordinary income. If you make a withdrawal prior to age
     59 1/2, you may be charged a 10% federal tax penalty on that amount. Payments during the income phase are considered partly a return of your original investment and partly earnings. You will only be taxed on the earnings portion. However, if your contract is funded with pretax or tax deductible dollars (qualified plan contributions), then the entire payment will be taxable.

7.   ACCESS TO YOUR MONEY

     You can make withdrawals at any time during the accumulation phase. The minimum amount you can withdraw is $1,000. If you withdraw from the fixed account, your contract value may be subject to a market value adjustment. You may also have to pay income tax and a tax penalty on any money you withdraw.

     SYSTEMATIC WITHDRAWALS: You can have money automatically sent to you each month during the accumulation phase of your contract. Systematic withdrawals are available for amounts of $100 or more. Of course, withdrawals may be taxable and subject to an IRS tax penalty.

 8.  PERFORMANCE

     The value of your contract will go up or down depending on the investment portfolios you choose. The following chart shows the total return for each investment portfolio for the time periods shown. Insurance charges, investment management charges and all other expenses of the investment portfolio have been deducted from these numbers. These numbers do not reflect any withdrawal charges or the annual contract fee which, if applied, would reduce the performance. Past performance is not a guarantee of future results.

-----------------------------------------------------------------------------------------------------------------------------------
     PORTFOLIO                                 1998     1997     1996     1995     1994    1993     1992     1991     1990    1989
-----------------------------------------------------------------------------------------------------------------------------------
     International Stock
     Lazard Freres - International Stock       14.98%   10.54%   12.54%   12.88%   --      --       --       --       --      --
     Fortis - Global Growth                     9.93%    5.44%   17.56%   28.81%   -4.23%  16.40%   --       --       --      --
     Morgan Stanley - Global Asset Allocation  14.47%   12.04%   11.23%   15.96%   --      --       --       --       --      --

     Domestic Stock - Small Cap
     Fortis - Aggressive Growth                19.62%    0.11%    6.25%   28.22%   --      --       --       --       --      --
     Berger - Small Cap Value*                 --       --       --       --       --      --       --       --       --      --

     Domestic Stock - Mid Cap
     Fortis - Growth Stock                     17.49%   10.97%   14.91%   26.02%   -4.07%  7.38%    1.61%    51.52%   -4.35%  34.76%
     Dreyfus - Mid Cap Stock*                  --       --       --       --       --     --       --        --       --      --

     Domestic Stock - Large Cap
     Alliance - Large Cap Growth*              --       --       --       --       --     --       --        --       --      --
     T. Rowe Price - Blue Chip Stock           26.47%   25.32%   --       --       --     --       --        --       --      --
     Dreyfus - S&P 500 Index                   26.47%   30.61%   --       --       --     --       --        --       --      --
     Fortis - Growth & Income                  11.76%   26.05%   19.93%   28.04%   --     --       --        --       --      --
     Fortis - Value                             8.23%   23.62%   --       --       --     --       --        --       --      --
     Fortis - Asset Allocation                 18.43%   18.68%   11.04%   20.41%   -1.60%  8.37%    5.57%    26.00%    0.69%  22.10%

     International Bonds
     Mercury - Global Bond                     12.03%   -0.99%    1.91%   17.49%   --     --       --        --       --      --

     Domestic Bonds
     Fortis - High Yield                       -0.68%    8.34%    9.08%   11.31%   --     --       --        --       --      --
     Fortis - Diversified Income                4.94%    9.01%    2.79%   15.78%   -6.46% 11.30%    5.69%    13.19%    7.46%  10.86%
     Fortis - U.S. Government Securities        7.47%    7.68%    0.87%   17.28%   -7.66%  8.04%    4.77%    12.89%    6.53%  --

     Cash
     Fortis - Money Market                      3.96%    3.98%    3.80%   4.36%     2.57%  1.44%    2.03%     4.55%    6.47%   8.03%

--------------------------------
     *Inception date May 1, 1998; per the SEC, portfolionumbers must reflect an entire year's performance.
     Note: Fortis EmPower was first offered for sale on May 1, 1998.
-----------------------------------------------------------------------------------------------------------------------------------

9.   DEATH BENEFIT

     If you die during the accumulation phase, your beneficiary will receive a death benefit. This death benefit will be the greater of three amounts:
         1) the value of your contract;
         2) the money you put in less a proportionate reduction related to any withdrawals; and
         3) at the time of death, the highest five year anniversary contract value up to your 75th birthday; plus (a) any money you put in since that anniversary, less (b) a proportionate reduction related to any money you took out since that anniversary.

10.  OTHER INFORMATION

     FREE LOOK PERIOD: You may cancel your contract within 10 days of receiving it (or whatever period is required by your state). We will pay you the value of your contract without imposing a withdrawal charge. This may be more or less than the amount you invested. If required by law, we will return your original payment.

     DOLLAR COST AVERAGING: You can invest gradually with a regular amount of money into your chosen investment portfolios from any of the portfolios, or from the one year guarantee period of the fixed account. This can lower your average cost per unit over time as compared to your cost on a single purchase.

     AUTOMATIC REBALANCING: You can maintain your asset allocation mix by asking us to readjust your money on a periodic basis. This can help you keep your investment in line with your goals.

     NO PROBATE: In most cases, your beneficiary will receive the death benefit when you die without going through probate.

11.  INQUIRIES

     If you need more information, please contact us at:

     Fortis Benefits Insurance Company
     P.O. Box 64272
     St. Paul, MN 55164
     800-800-2000, Ext. 3057

99251